Equity accounted investments - Cash flows (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EQUITY-ACCOUNTED INVESTMENTS
Total cash paid	R (35)	R (396)	R (92)
Century
EQUITY-ACCOUNTED INVESTMENTS
Total cash paid	0	(373)	0
Glint
EQUITY-ACCOUNTED INVESTMENTS
Total cash paid	R (35)	R (23)	R (92)